[ING STATIONERY]

November 15, 2007

United States Securities and Exchange Commission 100 F Street N.E., Room 1580 Washington, DC 20549

Re:	File Nos. 811-08582; 333-130825 – Registration on N-4
Prospectus Name: ING Marathon Plus (IICA)

Dear Commissioners:

Please be advised that in lieu of filing a copy of the ING Marathon Plus (IICA) Prospectus under Rule 497(c) of the Securities Act of 1933 (the “1933 Act”) for certain deferred variable annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)	The form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Randi Gage
Randi Gage
Senior Paralegal

1475 Dunwoody Drive
West Chester, PA 19380

Tel: (610) 425-3539
Fax: (610) 425-3520

Issued by ING Life Insurance and Annuity Company